Schedule of Convertible Debt (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 1		$ 320,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 2		320,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 3		670,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 4		670,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 5		240,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 6		202,639
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 7		1,192,639
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 1	320,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 2	320,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 3	170,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 4	170,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 5	240,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 6	206,607
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 7	$ 696,607